Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	400,000,000	400,000,000
Ordinary shares, shares issued	[1]	13,297,734	13,297,734
Ordinary shares, shares outstanding	[1]	13,297,734	13,297,734
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	460,000,000	460,000,000
Ordinary shares, shares issued	[1]	5,957,690	5,957,690
Ordinary shares, shares outstanding	[1]	5,957,690	5,957,690

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.